Description of Stock Plans	12 Months Ended
Mar. 31, 2012
Description of Stock Plans
7.	Description of Stock Plans

On May 26, 2011, our board of directors adopted the 2011 Equity Incentive Plan of NeuMedia, Inc. and on April 27, 2012, our board of directors amended and restated the plan and the related plan documents to change references to the name of our company from the “NeuMedia, Inc.” to “Mandalay Digital Group, Inc.” and further directed that they be submitted to stockholders for their consideration and approval. On May 23, 2012, our stockholders approved and adopted by written consent the Amended and Restated 2011 Equity Incentive Plan of Mandalay Digital Group, Inc. (the “Plan”) and the Mandalay Digital Group, Inc. Amended and Restated 2011 Equity Incentive Plan Notice of Grant and Restricted Stock Agreement and the Mandalay Digital Group, Inc. Amended and Restated 2011 Equity Incentive Plan Notice of Grant and Stock Option Agreement (collectively, the “Related Documents”).

On September 27, 2007, the stockholders of the Company adopted the 2007 Employee, Director and Consultant Stock Plan (“Plan”). Under the Plan, the Company may grant up to 3,000 shares or equivalents of common stock of the Company as incentive stock options (ISO), non-qualified options (NQO), stock grants or stock-based awards to employees, directors or consultants, except that ISO’s shall only be issued to employees. Generally, ISO’s and NQO’s shall be issued at prices not less than fair market value at the date of issuance, as defined, and for terms ranging up to ten years, as defined. All other terms of grants shall be determined by the board of directors of the Company, subject to the Plan.

On February 12, 2008, the Company amended the Plan to increase the number of shares of our common stock that may be issued under the Plan to 7,000 shares and on March 7, 2008, amended the Plan to increase the maximum number of shares of the Company's common stock with respect to which stock rights may be granted in any fiscal year to 1,100 shares. All other terms of the plan remain in full force and effect.

Option Plans

The following table summarizes options granted under the Company’s 2007 Employee, Director and Consultant Stock Plan equity compensation plan for the years ended March 31, 2012 and 2011:

(in thousands)	Number of	Weighted Average
	Shares	Exercise Price
Outstanding at March 31, 2010	6,187	$2.49
Granted	-	$-
Canceled	-	$-
Exercised	-	$-
Outstanding at March 31, 2011	6,187	$1.79
Granted	-	$-
Canceled	(572)	$0.60
Forfeited	(817)	$2.55
Exercised	-	$-
Outstanding at March 31, 2012	4,531	$1.80
Exercisable at March 31, 2012	4,798	$1.80

In April 2011, two former employees each agreed to cancel options to purchase 173,622 shares of common stock in connection with their respective termination agreements.

In December 2011, the Company recorded the cancellation of 9,122 shares of common stock relating to three former employees.

In March 2012, the Company recorded the cancellation of 215,841 shares of common stock.

In March 2012, the Company recorded the forfeiture of 816,667 shares of common stock.

The exercise price for options outstanding and options exercisable at March 31, 2012 was as follows:

	Weighted
	Average		Weighted
	Remaining	Number	Average	Aggregate
Range of	Contractual Life	Outstanding	Exercise	Intrinsic
Exercise Price	(Years)	March 31, 2012	Price	Value

$0 - $1.00	4.27	2,698	$0.47	$1,303,500
$2.00 - $3.00	6.22	1,300	$2.75	$-
$4.00 - $5.00	5.87	800	$4.75	$-
	5.06	4,798	$1.80	$1,303,500

Stock Plans

A summary of the status of the Company’s 2007 Employee, Director and Consultant Stock Plan equity compensation plan, nonvested options as of March 31, 2012 and 2011 pursuant to the Plan, and changes during the years ended March 31, 2012 and 2011 is presented below:

(in thousands)		Weighted Average
	Number of	Grant Date
	Shares	Fair Value
Nonvested at March 31, 2010	-	$-
Granted	1,200	$0.25
Vested	1,200	$0.25
Exercised	-	$-
Nonvested at March 31, 2011	-	$-
Granted	-	$-
Vested	-	$-
Exercised	-	$-
Nonvested at March 31, 2012	-	$-

Cumulative forfeited, March 31, 2011	(218)	$0.61

Cumulative forfeited, March 31, 2012	(1,035)	$2.55

Cumulative canceled, March 31, 2012	(572)	$0.60

As of March 31, 2012, under the Company’s 2007 Employee, Director and Consultant Stock Plan equity compensation plan, there was $0 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the Plan. The total fair value of shares vested during the year ended March 31, 2012 was $0, and $0 was forfeited to cover individual tax withholdings. The total fair value of shares vested during the year ended March 31, 2011 was $2,100, and $0 was forfeited to cover individual tax withholdings.

Option Plans and Stock Plans

Total stock compensation expense for the Company’s 2007 Employee, Director and Consultant Stock Plan equity compensation plan and Amended and Restated 2011 Equity Incentive Plan is included in the following statements of operations components:

	Twelve Months Ended	Twelve Months Ended
	March 31,	March 31,
	2012	2011

Product development	$69	$7
Sales and marketing	-	19
General and administrative	7,233	413
	$7,302	$439